American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
August 31, 2024

Intermediate-Term Tax-Free Bond Fund - Schedule of Investments
AUGUST 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.9%
Alabama — 2.9%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,712,225
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	1,645,000	1,659,236
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	15,990,273
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,975,994
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	1,630,000	1,704,319
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	17,227,030
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,653,651
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/55 (GA: Pacific Life Insurance Co.)	2,000,000	2,150,678
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	3,750,000	4,180,092
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	4,800,000	5,220,142
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,015,533
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,029,955
Jefferson County Rev., 5.00%, 9/15/35	1,000,000	1,035,316
Jefferson County Sewer Rev., 5.00%, 10/1/27	1,250,000	1,320,356
Jefferson County Sewer Rev., 5.00%, 10/1/28	2,000,000	2,147,030
Jefferson County Sewer Rev., 5.00%, 10/1/32	2,250,000	2,522,920
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	8,890,000	9,541,095
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Morgan Stanley)	5,000,000	5,417,442
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	11,715,000	12,477,697
		104,980,984
Alaska — 0.1%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	3,621,265
Arizona — 4.1%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.17%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(1)	605,000	605,563
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 4.90%, (S&P Municipal Bond 7‐Day High Grade Index plus 0.81%), 1/1/37	7,500,000	7,306,370
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.17%, (MUNIPSA plus 0.25%), 1/1/46	3,240,000	3,191,212
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(2)	215,000	217,293
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(2)	275,000	274,042
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(2)	600,000	608,289
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(2)	855,000	855,078
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/28	4,545,000	4,853,224
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	4,725,000	4,907,456
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(2)(3)(4)	5,000,000	200,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(2)	1,025,000	1,023,898
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	725,000	665,605
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	273,337
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	674,820
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	321,216
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	319,802
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	255,233
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,636,767
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	502,563
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(2)	475,000	438,968
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	250,000	226,400
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(2)	700,000	580,896

Arizona Sports & Tourism Authority Rev., 5.00%, 7/1/25 (BAM)	2,000,000	2,035,531
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/28	2,090,000	2,279,155
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/29	2,500,000	2,780,967
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/34	2,105,000	2,425,169
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/35	5,000,000	5,741,720
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(2)	1,400,000	1,396,994
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	205,290
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	312,050
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	226,390
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	733,403
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	729,187
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	311,800
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,030,832
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,276,882
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/36	1,875,000	1,885,237
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,203,086
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,300,741
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(2)	10,965,000	11,189,604
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	3,380,000	3,004,210
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	1,140,000	939,056
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	6,500,000	5,354,266
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(2)	3,140,000	2,537,248
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/27	900,000	931,710
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/28	800,000	826,740
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/29	650,000	670,703
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/30	1,625,000	1,673,779
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/31	1,500,000	1,541,838
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	180,000	183,835
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	2,805,000	2,856,401
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	392,012
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	302,795
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,758,124
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	488,413
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 3.49%, (MUNIPSA plus 0.57%), 1/1/35	3,390,000	3,389,374

Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,750,000	1,804,980
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	5,200,000	5,773,813
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(2)	1,000,000	1,009,135
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/39	7,500,000	7,250,574
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	1,855,000	1,902,392
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	3,500,000	3,529,207
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(2)	1,650,000	1,442,213
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater Rev.), 5.00%, 7/1/30	1,000,000	1,128,315
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater Rev.), 5.00%, 7/1/31	1,000,000	1,142,104
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater Rev.), 5.00%, 7/1/33	500,000	585,798
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/42 (AGM)	1,725,000	1,918,319
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/43 (AGM)	1,000,000	1,107,664
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	6,910,000	6,954,852
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	7,500,000	8,189,378
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup, Inc.)	10,030,000	11,124,033
		149,715,351
California — 3.9%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,233,969
California Community Choice Financing Authority Rev., VRN, 3.37%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	8,770,000	8,214,848
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,665,000	1,781,805
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(2)	1,090,000	1,086,827
California Municipal Finance Authority Special Tax, (City Of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	5,175,155
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,547,315
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,031,549
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(2)	1,005,000	1,003,776
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(2)	1,350,000	1,381,636
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	6,255,000	6,375,190
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	7,998,909
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NPFG)(5)	2,530,000	2,213,927
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	3,200,000	2,444,628
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	1,455,000	507,049
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	19,815,000	19,069,227
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,233,426
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,564,197
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Area No. 4), 4.00%, 9/1/27	1,455,000	1,476,785
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	3,150,000	3,186,908
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(5)	1,670,000	1,407,646
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	800,000	818,589
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	1,000,000	1,023,236
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,047,386
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,320,470
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,019,432
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/42	2,000,000	2,129,141
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,773,792
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.00%, 8/15/38	1,230,000	1,337,692

Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.25%, 8/15/43	1,350,000	1,461,952
Orange County Transportation Authority Rev., 4.00%, 10/15/24(1)	7,140,000	7,149,053
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,033,623
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,328,551
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,125,090
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(5)	5,110,000	2,654,074
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,058,500
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/25, Prerefunded at 100% of Par(1)	6,000,000	6,050,308
San Jose Financing Authority Rev., (City of San Jose CA Wastewater Rev.), 5.00%, 11/1/37	800,000	932,226
San Jose Financing Authority Rev., (City of San Jose CA Wastewater Rev.), 5.00%, 11/1/38	825,000	956,332
State of California GO, 4.00%, 9/1/32	5,000,000	5,086,814
State of California GO, 4.00%, 8/1/35	10,000,000	10,111,322
State of California GO, 4.00%, 9/1/35	10,815,000	10,939,821
		142,292,176
Colorado — 3.1%
Adams County COP, 4.00%, 12/1/26	2,250,000	2,280,352
Adams County COP, 4.00%, 12/1/27	1,310,000	1,326,660
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43 (ST AID WITHHLDG)	3,000,000	3,219,957
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	312,258
City & County of Denver Airport System Rev., 5.00%, 11/15/35	500,000	575,986
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	458,525
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	365,663
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	685,617
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	994,747
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,227,802
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,495,332
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,238,853
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	766,553
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,688,525
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	651,827
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,256,066
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	569,064
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,727,217
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	10,000,000	9,939,557
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	7,400,000	7,566,106
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	1,740,000	1,910,183
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/29	3,300,000	3,626,483
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,560,120
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	7,795,000	7,964,896
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,250,000	1,254,377
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,947,519
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,700,350
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/25	350,000	351,409
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/26	390,000	394,213
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/27	400,000	407,654
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/28	250,000	256,683
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/29	2,160,000	2,220,517
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/32	600,000	617,429
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	8,775,743
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/44	4,875,000	5,120,444

Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	722,702
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	741,450
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	513,914
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	523,380
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,066,184
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	813,746
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,652,657
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/26 (AGM)	600,000	625,129
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/28 (AGM)	670,000	720,834
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	400,000	436,525
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	735,000	802,115
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	300,000	330,880
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	755,000	832,716
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	300,000	334,068
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	935,000	1,041,177
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31	1,235,000	1,316,134
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/32 (AGM)	500,000	561,903
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/33 (AGM)	425,000	476,515
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34 (AGM)	325,000	363,384
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34	1,465,000	1,551,901
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/35 (AGM)	350,000	389,771
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/35	1,540,000	1,625,828
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/36 (AGM)	250,000	277,076
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37 (AGM)	275,000	303,792
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37	1,700,000	1,786,842
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38 (AGM)	300,000	329,719
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38	1,785,000	1,867,611
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/40 (AGM)	1,100,000	1,197,170
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	1,100,000	1,188,393
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,363,925
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,909,230
Trails at Crowfoot Metropolitan District No. 3 GO, 5.00%, 12/1/39 (AGC)	500,000	545,141
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	184,566
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	203,815
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	139,823
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	212,725

Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	134,624
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	226,802
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	129,447
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	235,723
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	129,447
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	235,667
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	129,435
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	251,473
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	139,774
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	545,983
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	165,653
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	550,325
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	309,888
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	108,425
		114,700,094
Connecticut — 2.2%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	520,610
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	650,614
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,620,817
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	544,076
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,375,860
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,082,750
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,067,194
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	686,016
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,835,970
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,066,868
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,560,559
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	2,250,000	2,278,344
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/30	1,000,000	1,032,735
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/32	1,030,000	1,059,499
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/33	1,000,000	1,026,537
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,022,670
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(2)	990,000	1,007,947
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(2)	285,000	290,591
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(2)	1,065,000	1,082,914
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(2)	500,000	500,401
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(2)	1,500,000	1,384,620
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	629,534
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	523,031
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,148,759
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	364,425
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	414,859
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	6,500,000	6,501,022
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.80%, 7/1/57	6,530,000	6,525,823
Connecticut State Health & Educational Facilities Authority Rev., (Yale-New Haven Health Obligated Group), VRN, 5.00%, 7/1/49	2,925,000	3,197,863
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(2)	5,000,000	5,058,760
State of Connecticut GO, 5.00%, 1/15/29	5,615,000	6,192,454
State of Connecticut GO, 5.00%, 4/15/32	5,000,000	5,476,056
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,714,019
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	12,978,308

State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,143,965
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,138,024
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,039,183
		81,743,677
Delaware — 0.1%
Delaware River & Bay Authority Rev., 5.00%, 1/1/34	400,000	467,472
Delaware River & Bay Authority Rev., 5.00%, 1/1/35	1,750,000	2,040,761
Delaware River & Bay Authority Rev., 5.00%, 1/1/36	550,000	637,433
Delaware River & Bay Authority Rev., 5.00%, 1/1/37	700,000	806,771
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.25%, 7/1/44(2)	875,000	919,958
		4,872,395
District of Columbia — 1.3%
District of Columbia GO, 5.00%, 6/1/25	1,590,000	1,617,235
District of Columbia GO, 5.00%, 6/1/30	7,130,000	8,043,287
District of Columbia Rev., 5.00%, 10/1/33	14,600,000	16,072,303
District of Columbia Rev., 4.00%, 3/1/45	9,890,000	9,844,074
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,260,231
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	2,635,000	2,642,452
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	249,844
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/41	5,100,000	5,702,714
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/43	3,330,000	3,676,567
		49,108,707
Florida — 6.4%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,753,047
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,001,475
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,835,954
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	506,918
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	513,391
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	267,654
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,058,843
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	532,030
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	529,201
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	527,050
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	525,313
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/37	940,000	985,814
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/38	680,000	709,739
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/39	765,000	791,360
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/40	855,000	881,284
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/41	945,000	970,695
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/42	1,045,000	1,068,688
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/43	1,145,000	1,166,254
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/48	2,500,000	2,526,386
Central Florida Expressway Authority Rev., 5.00%, 7/1/41 (AGM)	1,250,000	1,408,988
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	2,955,000	3,265,744
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	5,000,000	4,592,584
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(2)	1,850,000	1,610,304
Florida Development Finance Corp. Rev., (Florida Health Sciences Center, Inc. Obligated Group), VRN, 5.00%, 8/1/56	8,700,000	9,522,787
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(2)	300,000	312,697
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(2)	225,000	233,321
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 4.00%, 9/15/30(2)	470,000	454,318
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/40(2)	1,050,000	1,018,431
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/39	2,790,000	3,072,451

Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	300,000	314,138
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	550,000	575,920
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	400,000	428,334
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	600,000	642,500
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	400,000	437,354
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	650,000	710,700
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	800,000	908,132
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	1,000,000	1,135,165
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	3,500,000	3,982,580
Fort Myers Rev., 4.00%, 12/1/29	170,000	172,651
Fort Myers Rev., 4.00%, 12/1/30	150,000	152,155
Fort Myers Rev., 4.00%, 12/1/31	650,000	658,525
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,800,452
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,492,253
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.00%, 11/15/34(6)	5,000,000	5,831,413
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/32	1,100,000	1,270,558
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	3,915,000	3,933,213
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,253,040
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,553,405
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,507,092
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/32	3,500,000	4,061,865
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,332,714
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,312,044
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,084,261
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	505,000	516,078
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/34 (BAM)	460,000	518,086
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/35 (BAM)	940,000	1,051,170
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/36 (BAM)	680,000	758,101
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/38 (BAM)	1,460,000	1,614,322
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/39 (BAM)	700,000	768,488
Orlando Utilities Commission Rev., 5.00%, 10/1/42	3,200,000	3,562,066
Orlando Utilities Commission Rev., 5.00%, 10/1/43	6,800,000	7,527,614
Osceola County Transportation Rev., 5.00%, 10/1/37	1,025,000	1,084,667
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(5)	1,200,000	764,372
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(5)	3,000,000	1,801,294
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(5)	1,500,000	809,510
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(5)	1,800,000	917,656
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,228,558
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,012,259
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,194,402
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,711,556
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,547,605
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,007,455
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	2,000,000	2,002,989
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/27 (AGM)	500,000	534,523
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/28 (AGM)	600,000	653,829
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/29 (AGM)	500,000	554,243
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/30 (AGM)	550,000	616,999
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/32 (AGM)	1,075,000	1,232,181

Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	720,000	737,868
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	15,415,000	15,646,185
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	5,015,443
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,367,058
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,005,163
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,999,861
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,110,679
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,406,715
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	6,352,247
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	806,402
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,003,734
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	12,740,000	12,309,202
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,165,828
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,468,976
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,177,591
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	1,010,780
Village Community Development District No. 10 Special Assessment' (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/30 (AGM)	900,000	992,581
Village Community Development District No. 10 Special Assessment' (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/33 (AGM)	835,000	947,383
Village Community Development District No. 10 Special Assessment' (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/34 (AGM)	490,000	554,540
Village Community Development District No. 10 Special Assessment' (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/37 (AGM)	1,155,000	1,288,636
Village Community Development District No. 12 Special Assessment' (Village Community Development District No. 12 Series 2018 Phase II Special Assmn), 3.80%, 5/1/28	1,645,000	1,657,815
Village Community Development District No. 12 Special Assessment' (Village Community Development District No. 12 Series 2018 Phase II Special Assmn), 4.00%, 5/1/33	1,800,000	1,812,061
Village Community Development District No. 13 Special Assessment' (Village Community Development District No. 13 Phase I Series 2019 Special Assmnt), 3.00%, 5/1/29	950,000	922,884
Village Community Development District No. 13 Special Assessment' (Village Community Development District No. 13 Phase I Series 2019 Special Assmnt), 3.375%, 5/1/34	3,095,000	2,972,455
Village Community Development District No. 13 Special Assessment' (Village Community Development District No. 13 Phase I Series 2019 Special Assmnt), 3.55%, 5/1/39	1,245,000	1,162,921
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts), 1.875%, 5/1/25(2)	250,000	247,609
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts), 2.625%, 5/1/30(2)	1,705,000	1,605,232
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts), 3.00%, 5/1/35(2)	2,255,000	2,052,228
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts), 3.25%, 5/1/40(2)	2,415,000	2,129,624
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 1.80%, 5/1/26	295,000	287,309
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 2.55%, 5/1/31	980,000	905,619
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 2.85%, 5/1/36	975,000	855,662
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 3.00%, 5/1/41	1,460,000	1,217,205
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 3.25%, 5/1/52	4,410,000	3,431,109

Village Community Development District No. 14 Special Assessment' (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt), 5.125%, 5/1/37	4,390,000	4,630,252
Village Community Development District No. 14 Special Assessment' (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt), 5.375%, 5/1/42	3,900,000	4,104,394
Village Community Development District No. 15 Special Assessment' (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt), 4.375%, 5/1/33(2)	1,000,000	1,022,220
Village Community Development District No. 15 Special Assessment' (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt), 4.85%, 5/1/38(2)	750,000	773,394
Village Community Development District No. 15 Special Assessment' (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt), 5.00%, 5/1/43(2)	500,000	516,221
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,057,399
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,267,382
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,097,356
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,147,710
		234,426,141
Georgia — 2.5%
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,944,140
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	2,585,000	2,793,577
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	5,225,000	5,373,822
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	1,820,000	1,833,649
George L Smith II Congress Center Authority Rev., 2.375%, 1/1/31	2,000,000	1,836,257
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	1,100,000	1,106,467
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	2,460,000	2,343,216
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	4,355,000	4,408,040
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,178,074
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,059,819
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,876,858
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,200,000	20,341,206
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	6,900,000	7,385,711
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	10,400,000	11,049,769
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup Global Markets)	2,500,000	2,676,264
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Royal Bank of Canada)	3,635,000	3,943,375
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,158,998
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,418,298
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,767,925
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	2,072,526
		91,567,991
Hawaii — 0.3%
City & County of Honolulu GO, 4.00%, 7/1/42	4,025,000	4,032,782
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	7,600,434
		11,633,216
Illinois — 8.7%
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,007,442
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,029,562
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,722,432
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,012,222
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/39 (BAM)	1,340,000	1,456,082
Chicago GO, 5.00%, 1/1/30	6,600,000	7,120,493
Chicago GO, 4.00%, 1/1/35	3,000,000	3,013,677
Chicago GO, 5.25%, 1/1/38	5,000,000	5,481,249
Chicago GO, 6.00%, 1/1/38	5,000,000	5,192,799
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	6,705,000	7,114,936
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	8,295,000	8,849,436
Chicago Board of Education GO, 5.00%, 12/1/31 (AGM)	1,250,000	1,320,328
Chicago Board of Education GO, 5.00%, 12/1/31 (AGM)	2,250,000	2,386,608

Chicago Board of Education GO, 5.00%, 12/1/32 (AGM)	1,000,000	1,058,891
Chicago Midway International Airport Rev., 5.00%, 1/1/34 (BAM)	2,000,000	2,302,203
Chicago Midway International Airport Rev., 5.00%, 1/1/35 (BAM)	3,000,000	3,438,569
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	9,249,308
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,412,041
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,207,701
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,468,129
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,465,465
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/39 (BAM)	1,190,000	1,336,939
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/40 (BAM)	1,700,000	1,899,624
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/41 (BAM)	1,950,000	2,164,593
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,393,562
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,565,332
Chicago Wastewater Transmission Rev., 5.00%, 1/1/33 (AGM)	6,000,000	6,845,008
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	758,256
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	757,988
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,514,111
Chicago Wastewater Transmission Rev., 5.00%, 1/1/42 (BAM)	1,750,000	1,958,493
Chicago Wastewater Transmission Rev., 5.00%, 1/1/43 (BAM)	2,000,000	2,228,410
Chicago Wastewater Transmission Rev., 5.00%, 1/1/44 (BAM)	2,000,000	2,224,527
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,090,045
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,339,540
Chicago Waterworks Rev., 5.00%, 11/1/31 (AGM)	1,650,000	1,881,183
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,658,973
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,553,062
Cook County GO, 5.00%, 11/15/27	2,800,000	2,919,514
Cook County GO, 5.00%, 11/15/28	1,000,000	1,043,118
Cook County GO, 5.00%, 11/15/29	3,270,000	3,410,286
Cook County GO, 5.00%, 11/15/31	2,350,000	2,453,883
Cook County GO, 5.00%, 11/15/34	2,000,000	2,078,864
Cook County GO, 5.00%, 11/15/35	1,800,000	1,866,699
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,195,897
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,485,527
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,146,741
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,208,903
Cook County Sales Tax Rev., 5.00%, 11/15/42	3,000,000	3,293,123
Cook County Sales Tax Rev., 5.00%, 11/15/43	2,000,000	2,184,281
Cook County Sales Tax Rev., 5.25%, 11/15/45	7,275,000	7,985,517
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,054,375
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,030,630
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,114,279
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,245,933
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,307,218
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,373,201
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,439,898
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,593,120
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	406,611
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	363,163
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	418,076
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	794,440
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,643,558
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,542,919

Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,011,992
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,002,659
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,117,579
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	521,251
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	327,598
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	518,290
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	589,276
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	965,000	995,405
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,529,799
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group IL), VRN, 3.62%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	1,972,444
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	338,550
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	715,074
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	761,898
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,000,000	5,058,214
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,475,000	5,538,745
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	11,201,133
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	5,007,286
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,660,195
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,068,793
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,065,754
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,272,304
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,645,421
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	5,810,000	5,839,388
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	11,410,000	11,637,032
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	1,670,000	1,883,872
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29(6)	2,670,000	2,833,792
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/36 (NPFG)(5)	4,000,000	2,447,744
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/26, Prerefunded at 100% of Par(1)	3,000,000	3,107,530
State of Illinois GO, 5.00%, 11/1/27	15,000,000	15,945,028
State of Illinois GO, 5.125%, 12/1/29	17,000,000	18,103,494
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,730,210
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,225,222
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,002,715
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,085,431
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,620,756
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,171,219
State of Illinois GO, 5.00%, 5/1/41	500,000	549,549
State of Illinois GO, 5.25%, 5/1/42	2,000,000	2,227,287
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/40	1,220,000	1,377,917
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/41	1,665,000	1,878,262
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,327,313
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,619,097
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,149,201
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,049,657
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,049,765
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,078,070
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,251,998
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,953,116
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(1)	55,000	56,746
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,408,589

Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AGM)	2,760,000	2,825,971
		320,434,624
Indiana — 1.3%
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,141,568
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,043,065
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,547,689
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/32	325,000	353,817
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/33	415,000	453,023
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/38	800,000	856,516
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/43	860,000	904,274
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,918,078
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,020,080
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,049,831
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,068,980
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/32(6)	700,000	778,156
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/33(6)	945,000	1,057,528
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/42(6)	1,300,000	1,411,027
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/43(6)	1,200,000	1,296,798
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	3,635,000	3,897,058
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	3,030,000	3,090,274
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/27	2,000,000	2,043,523
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/24(1)	1,000,000	1,000,593
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/25	1,150,000	1,150,681
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/25	1,165,000	1,181,520
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/27	1,250,000	1,250,741
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/28	1,480,000	1,553,861
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/29	1,465,000	1,465,868
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/31	1,250,000	1,250,741
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	1,560,000	1,709,189
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	1,560,000	1,669,689
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/35	1,120,000	1,206,367
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/36	1,345,000	1,447,837
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/37	1,415,000	1,388,571
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/38	1,250,000	1,216,315
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.125%, 7/1/39	1,300,000	1,265,996
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.25%, 7/1/44	2,000,000	1,915,320
		47,604,574
Iowa — 0.4%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	6,750,000	7,972,740
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	1,275,000	1,489,117
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	1,275,000	1,480,559
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 4.30%, (SOFR plus 0.55%), 5/15/56	5,000,000	4,726,224
		15,668,640
Kansas — 0.2%
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/41 (AGM)	1,415,000	1,520,991
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/42 (AGM)	1,485,000	1,590,548
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/43 (AGM)	1,180,000	1,261,255
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 2.875%, 4/1/30	415,000	412,293
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/43 (AGM)	875,000	891,461
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/44 (AGM)	525,000	533,941
		6,210,489
Kentucky — 1.7%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/29	265,000	281,680
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/32	900,000	942,172

Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/33	580,000	579,609
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/34	500,000	497,131
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/35	465,000	459,270
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/36	380,000	372,808
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/38	745,000	723,314
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	775,000	785,923
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,697,624
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,356,413
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	14,793,088
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	12,000,000	13,166,225
Kentucky Public Energy Authority Rev., VRN, 5.00%, 1/1/55 (GA: BP Corp. North America, Inc.)	13,845,000	15,045,180
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/31 (BAM)	2,000,000	2,144,897
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/33 (BAM)	1,750,000	1,865,171
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,144,233
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,087,202
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,342,421
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,557,700
		63,842,061
Louisiana — 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,057,836
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	6,000,000	6,159,205
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation Obligated Group), 5.00%, 5/15/29	990,000	1,018,343
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation Obligated Group), 5.00%, 5/15/30	990,000	1,017,426
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/39	1,625,000	1,814,789
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/40	1,750,000	1,947,583
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	522,472
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	864,223
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	376,247
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,177,691
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,280,083
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,276,286
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	793,874
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	12,600,000	12,718,944
State of Louisiana GO, 4.00%, 5/1/32	4,250,000	4,273,052
		37,298,054
Maryland — 1.3%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.25%, 6/1/26	800,000	804,455
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,511,491
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.875%, 6/1/42	1,375,000	1,399,254
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	628,273
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	3,480,000	3,520,332
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,628,597
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland Baltimore County Proj), 4.00%, 7/1/25 (AGM)	330,000	332,778
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland Baltimore County Proj), 4.00%, 7/1/26 (AGM)	375,000	382,475
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland College Park), 5.00%, 6/1/35 (AGM)	1,230,000	1,260,398
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	526,022
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,095,470
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	465,000	480,651
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/28	565,000	589,673
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/30	1,015,000	1,071,082

Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/32	1,785,000	1,893,821
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	1,200,000	1,280,403
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/35	1,075,000	1,134,878
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/36	1,080,000	1,134,568
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/37	1,120,000	1,175,772
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/38	450,000	471,818
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/39	435,000	452,836
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	202,125
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	179,347
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	124,525
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	134,818
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	181,331
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	258,424
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	309,340
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	334,402
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,720,107
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,645,682
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,407,232
State of Maryland GO, 4.00%, 3/15/30	10,000,000	10,261,755
		47,534,135
Massachusetts — 2.4%
Commonwealth of Massachusetts GO, 5.00%, 10/1/34	10,000,000	11,779,266
Massachusetts GO, 5.00%, 1/1/35	10,000,000	10,838,495
Massachusetts GO, 5.00%, 10/1/37	10,000,000	11,446,446
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/39	5,130,000	5,924,081
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	434,930
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	750,000	867,512
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	1,000,000	1,156,682
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,149,885
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,437,357
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,309,754
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,140,022
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,806,936
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/25	2,345,000	2,367,567
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/26	2,280,000	2,362,495
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/34	1,000,000	1,179,121
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/35	550,000	646,567
Massachusetts Development Finance Agency Rev., (Beth Israel Lahey Health Obligated Group), 5.00%, 7/1/34	3,250,000	3,762,204
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,425,000	2,662,636
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/44(2)	1,000,000	1,044,148
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,309,028
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,221,944
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(2)	125,000	125,998
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(2)	160,000	163,049

Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(2)	160,000	164,754
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(2)	170,000	176,721
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(2)	300,000	314,617
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(2)	325,000	342,623
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(2)	350,000	367,780
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(2)	400,000	419,236
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(2)	315,000	329,567
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(2)	300,000	313,293
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(2)	275,000	286,467
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(2)	465,000	482,495
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(2)	245,000	253,655
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	1,850,000	1,901,397
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/47(2)	1,000,000	1,012,179
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	4,500,000	5,010,058
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	652,058
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	812,584
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	811,006
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	574,414
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	489,629
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	462,079
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	627,001
		88,939,736
Michigan — 3.3%
Birmingham City School District GO, 5.00%, 5/1/29	1,550,000	1,713,715
Birmingham City School District GO, 5.00%, 5/1/30	1,875,000	2,102,082
Birmingham City School District GO, 5.00%, 5/1/31	2,250,000	2,559,741
Birmingham City School District GO, 5.00%, 5/1/32	1,900,000	2,189,302
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,475,925
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,597,978
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,695,706
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,857,383
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	1,986,624
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,843,980
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,461,227
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,578,202
Detroit GO, 5.00%, 4/1/32	1,275,000	1,399,419
Detroit GO, 5.00%, 4/1/34	1,000,000	1,089,277
Detroit GO, 5.00%, 4/1/37	1,750,000	1,825,542
Detroit GO, 5.00%, 4/1/38	2,650,000	2,849,449
Detroit GO, 4.00%, 4/1/41	1,100,000	1,084,024
Detroit GO, 4.00%, 4/1/42	525,000	510,633
Detroit GO, 6.00%, 5/1/43	250,000	288,917
Detroit GO, 5.00%, 4/1/46	1,745,000	1,826,463

Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/25 (AGM)	550,000	550,598
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/26 (AGM)	600,000	600,653
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/27 (AGM)	1,250,000	1,251,360
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/28 (AGM)	1,600,000	1,601,741
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/30 (AGM)	1,255,000	1,256,365
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/31 (AGM)	1,625,000	1,626,768
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/38	1,300,000	1,454,179
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/39	500,000	555,940
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	1,360,000	1,501,609
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/41	1,500,000	1,643,618
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	2,265,000	2,470,165
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/28	1,200,000	1,302,119
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/29	1,700,000	1,873,558
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/26	3,500,000	3,646,898
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/29	4,000,000	4,442,332
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,081,304
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM), (Q-SBLF)	1,000,000	1,013,896
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM), (Q-SBLF)	1,480,000	1,527,853
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM), (Q-SBLF)	1,630,000	1,681,900
Livonia Public Schools GO, 5.00%, 5/1/33 (AGM)	400,000	461,684
Livonia Public Schools GO, 5.00%, 5/1/34 (AGM)	1,030,000	1,180,738
Livonia Public Schools GO, 5.00%, 5/1/35 (AGM)	505,000	577,399
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/25	5,090,000	5,155,481
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/26	5,000,000	5,184,328
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/27	3,370,000	3,568,763
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/28	2,000,000	2,161,887
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	3,950,000	3,897,860
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 11/1/46	5,000,000	4,755,904
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/27	3,030,000	3,034,204
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/28	3,465,000	3,469,807
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 4.00%, 6/1/34	2,000,000	2,058,038
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 4.00%, 6/1/36	1,200,000	1,220,524
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,101,574
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,043,542
State of Michigan Trunk Line Rev., 5.00%, 11/15/32	1,500,000	1,747,120
State of Michigan Trunk Line Rev., 5.00%, 11/15/33	1,500,000	1,769,166
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,002,446
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	651,495
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,177,573
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,152,308
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/37 (AGM)	1,750,000	2,007,096
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/38 (AGM)	600,000	695,136
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/39 (AGM)	1,250,000	1,442,209

Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,541,659
		120,076,386
Minnesota — 0.2%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,045,687
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,036,633
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	378,084
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	407,732
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	389,217
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	374,426
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	806,131
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,071,030
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,032,744
		7,541,684
Mississippi — 0.1%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.90%, 9/3/24 (GA: Chevron Corp.)	120,000	120,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,265,151
		4,385,151
Missouri — 1.0%
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/26	805,000	830,015
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/27	1,100,000	1,157,509
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/30	1,355,000	1,415,768
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/31	1,255,000	1,308,592
Eureka COP, 5.00%, 4/1/34 (BAM)	1,000,000	1,116,992
Eureka COP, 5.00%, 4/1/35 (BAM)	1,000,000	1,117,744
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	5,000,000	5,087,523
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.00%, 2/1/26	480,000	488,948
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/44	700,000	752,681
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	1,063,298
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.00%, 6/1/29	4,500,000	4,852,702
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/40	1,100,000	1,262,915
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/41	2,100,000	2,401,180
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 4.00%, 2/15/37	500,000	506,429
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	1,000,000	1,037,229
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	2,000,000	2,156,204
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/40	825,000	974,532
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	557,498
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	269,843
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	537,362
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	561,070
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	506,411
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	506,048
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	986,236
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	649,524
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,046,606
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,001,061
		36,151,920
Nebraska — 2.1%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	4,390,000	4,672,583

Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,146,655
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	10,000,000	10,045,746
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	14,000,000	14,713,035
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	35,150,000	37,167,543
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,132,677
Nebraska Public Power District Rev., 5.00%, 7/1/28	2,750,000	2,963,614
Omaha Public Power District Rev., 5.00%, 2/1/40	1,885,000	2,110,039
		77,951,892
Nevada — 1.3%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	779,476
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	761,520
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	791,072
Henderson Local Improvement Districts Special Assessment, (Henderson NV Local Improvement District No. T-18), 4.00%, 9/1/24	1,840,000	1,840,000
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(1)	1,270,000	1,358,309
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(1)	1,840,000	1,983,763
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/31 (BAM)	1,245,000	1,392,548
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/33 (BAM)	1,000,000	1,135,642
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/35 (BAM)	1,000,000	1,149,749
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/37 (BAM)	1,000,000	1,138,142
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/38 (BAM)	1,000,000	1,131,954
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/34	650,000	745,846
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/35	700,000	800,377
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/36	1,000,000	1,137,104
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/37	795,000	901,026
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/38	800,000	902,159
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	440,000	398,111
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	985,000	874,178
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	960,000	793,360
Las Vegas Special Improvement District No. 613 Special Assessment, 5.00%, 12/1/39	375,000	381,355
Las Vegas Special Improvement District No. 613 Special Assessment, 5.25%, 12/1/47	550,000	558,346
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	470,000	433,633
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	510,000	442,153
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	975,000	967,961
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	650,000	506,670
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,380,000	2,563,841
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,415,000	1,026,230
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 5.50%, 6/1/38	375,000	397,660
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 5.75%, 6/1/43	500,000	525,415
Reno Rev., (County of Washoe NV Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,600,474
Reno Rev., (County of Washoe NV Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,078,529
Reno Rev., (County of Washoe NV Sales Tax Rev.), 5.00%, 6/1/36	1,000,000	1,062,904
Reno Rev., (County of Washoe NV Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	970,918

State of Nevada GO, 5.00%, 5/1/37	6,960,000	8,071,720
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/27	1,560,000	1,578,495
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/32	3,035,000	3,211,050
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	3,054,321
		48,446,011
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/37 (BAM)	860,000	963,647
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/38 (BAM)	665,000	740,618
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/39 (BAM)	790,000	886,034
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/41 (BAM)	1,325,000	1,475,952
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/42 (BAM)	1,070,000	1,188,498
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 4.125%, 12/1/43 (BAM)	1,500,000	1,509,027
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	13,669,678	13,805,252
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	1,145,000	1,153,692
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/40	2,000,000	2,014,956
		23,737,676
New Jersey — 4.0%
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,018,857
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,035,844
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,162,354
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/27 (BAM)	3,000,000	3,156,825
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/28 (BAM)	6,000,000	6,310,532
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/33	1,000,000	1,023,441
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/25	5,000,000	5,003,973
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.50%, 6/15/27	5,000,000	5,261,870
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	5,810,000	6,269,418
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/30	5,150,000	5,578,209
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/31	4,790,000	5,265,787
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	2,500,000	2,795,302
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	10,946,136
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(1)	1,500,000	1,556,413
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(1)	1,500,000	1,556,413
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,072,613
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,058,855
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/29	2,770,000	3,018,410
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/31	3,500,000	3,772,728
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/31	6,000,000	6,599,251
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	4,000,000	4,256,415
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/35	17,500,000	18,576,649
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/37	1,000,000	1,121,410
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/38	7,000,000	7,005,990
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	1,855,000	1,857,191
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,000,000	1,116,467
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,055,970
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,417,859
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,709,583
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/27	1,025,000	1,065,936
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	6,085,144
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,161,725
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,896,058
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,500,000	5,780,968

Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/34	7,000,000	7,350,071
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,197,177
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/37	1,000,000	1,045,720
		148,163,564
New Mexico — 0.1%
Aspire Public Improvement District Special Tax, 4.45%, 10/1/33	375,000	378,316
Aspire Public Improvement District Special Tax, 5.05%, 10/1/44	415,000	418,101
New Mexico Finance Authority Rev., 5.00%, 6/1/28	400,000	406,428
New Mexico Finance Authority Rev., 5.00%, 6/1/33	800,000	810,071
New Mexico Finance Authority Rev., 5.00%, 6/1/38	1,320,000	1,332,606
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	1,000,000	1,021,322
		4,366,844
New York — 11.0%
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,903,719
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,891,649
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	924,372
Long Island Power Authority Rev., 5.00%, 9/1/33	4,000,000	4,716,950
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	11,454,644
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,513,694
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	4,500,000	4,439,786
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,311,000
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	9,913,861
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	7,925,589
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	5,000,000	4,800,072
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,132,687
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,462,735
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/38	770,000	859,912
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/39	1,100,000	1,220,128
New York City GO, 5.00%, 8/1/25	1,700,000	1,715,577
New York City GO, 5.00%, 8/1/26	5,370,000	5,421,375
New York City GO, 5.00%, 8/1/33	500,000	540,899
New York City GO, 5.00%, 8/1/33	1,000,000	1,081,797
New York City GO, 5.00%, 8/1/33	1,000,000	1,165,084
New York City GO, 5.00%, 8/1/34	1,000,000	1,160,254
New York City GO, 5.00%, 8/1/35	5,900,000	6,825,460
New York City GO, 5.00%, 8/1/37	5,520,000	6,306,692
New York City GO, 5.25%, 10/1/39	2,000,000	2,275,222
New York City GO, 5.25%, 10/1/40	3,000,000	3,385,806
New York City GO, 4.00%, 9/1/46	4,960,000	4,888,347
New York City GO, 4.00%, 3/1/47	5,000,000	4,906,799
New York City GO, 4.00%, 3/1/50	3,030,000	2,961,999
New York City GO, VRDN, Series 1, 4.00%, 9/3/24 (SBBPA: JPMorgan Chase Bank N.A.)	2,350,000	2,350,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,054,217
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/34	3,000,000	3,526,601
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	9,964,332
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,559,523
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,846,121
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	6,895,000	6,908,531
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	7,750,000	7,757,053
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/47	3,500,000	3,811,975
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 4.00%, 9/3/24 (SBBPA: JPMorgan Chase Bank N.A.)	1,050,000	1,050,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 4.00%, 9/3/24 (SBBPA: JPMorgan Chase Bank N.A.)	2,800,000	2,800,000

New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/36	1,740,000	2,006,258
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	10,190,755
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,750,437
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	7,485,000	8,684,039
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	397,509
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	7,500,000	7,769,735
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,313,109
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,577,143
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	10,000,000	11,373,659
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,858,706
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 4.00%, 9/3/24 (SBBPA: JPMorgan Chase Bank N.A.)	1,675,000	1,675,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	9,795,000	11,452,563
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/36 (AGM)	1,000,000	1,176,638
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/37 (AGM)	400,000	467,959
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/38 (AGM)	475,000	551,412
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/40 (AGM)	700,000	824,011
New York State Dormitory Authority Rev., 5.00%, 10/1/27 (BAM)	3,600,000	3,867,306
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,404,399
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,748,074
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	5,000,000	5,759,645
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/33	5,000,000	5,828,459
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/38	13,490,000	14,098,185
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	2,135,000	2,177,000
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/46	5,040,000	4,992,007
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/44	500,000	574,334
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/45	1,000,000	1,143,816
New York State Housing Finance Agency Rev., (160 Madison Ave LLC), VRDN, 3.60%, 9/3/24 (LOC: Landesbank Hessen-Thueringen)	2,180,000	2,180,000
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,033,669
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	10,065,031
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,103,861
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/36	5,855,000	6,064,712
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	10,000,000	10,055,989
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/43	10,000,000	11,029,958
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,694,263
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,515,610
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,815,906
State of New York GO, 5.00%, 3/15/40	1,675,000	1,923,582
State of New York GO, 5.00%, 3/15/41	1,750,000	1,997,392
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	730,734
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,000,998
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,010,506
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	455,000	465,323
Town of Oyster Bay GO, 5.00%, 8/1/26 (AGM)	950,000	993,380
Town of Oyster Bay GO, 5.00%, 8/1/27 (AGM)	1,000,000	1,070,291
Town of Oyster Bay GO, 5.00%, 8/1/28 (AGM)	1,250,000	1,366,821
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	710,861
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	629,216
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	855,411
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,688,195
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,459,702
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/42	3,520,000	3,914,090

Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,371,252
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	2,300,000	2,516,767
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	2,875,000	3,111,865
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	6,125,000	6,714,992
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	6,140,000	6,292,648
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/35	3,750,000	4,174,470
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/32 (AGM)	2,000,000	2,284,487
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/33 (AGM)	2,000,000	2,308,751
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/34 (AGM)	1,500,000	1,726,514
		404,273,867
North Carolina — 1.4%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,300,807
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,476,713
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/28	1,000,000	1,073,570
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/29	1,500,000	1,637,372
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/30	1,340,000	1,459,653
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.625%, 1/15/48	1,000,000	1,006,010
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,229,005
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,744,922
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,069,781
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	1,004,640
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,040,890
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	573,508
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,780,824
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,010,232
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,098,961
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,139,367
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,256,345
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group NC), 4.00%, 10/1/45	1,000,000	932,350
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 3.75%, 10/1/28	525,000	527,194
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,148,906
North Carolina Turnpike Authority Rev., 5.00%, 1/1/33 (AGM)	2,570,000	2,767,703
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	16,287,625
State of North Carolina Rev., (State of North Carolina Highway Trust Fund), 5.00%, 5/1/27	3,250,000	3,460,454
		53,026,832
Ohio — 1.9%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/34	3,145,000	3,377,928
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	5,375,000	5,387,217
Buckeye Tobacco Settlement Financing Authority Rev., Class 1, 5.00%, 6/1/35	9,560,000	10,248,910
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,001,720
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	770,000	790,699
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,683,906
Columbus GO, 5.00%, 4/1/34	2,625,000	3,023,434
Columbus GO, 5.00%, 4/1/35	2,000,000	2,296,893
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,356,463
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,042,495
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,659,048
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,815,334
Hamilton Sewer System Rev., 5.00%, 12/1/25(6)	2,250,000	2,311,123
Hamilton Sewer System Rev., 5.00%, 12/1/26(6)	2,000,000	2,105,895

Hamilton Sewer System Rev., 5.00%, 12/1/27(6)	1,125,000	1,210,975
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	406,613
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	467,781
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	816,424
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	755,457
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/35	1,100,000	1,275,157
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	863,715
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,649,031
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/33	4,000,000	4,710,232
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/34	3,000,000	3,509,138
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	2,905,000	3,336,833
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	3,040,000	3,408,892
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/33	700,000	783,774
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/34	1,000,000	1,116,741
Worthington City School District GO, 5.00%, 12/1/41	1,400,000	1,552,437
Worthington City School District GO, 5.00%, 12/1/42	1,800,000	1,987,978
		70,952,243
Oklahoma — 0.2%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,017,413
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,013,902
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48	5,385,000	5,241,371
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	993,976
		8,266,662
Oregon — 0.6%
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/32	500,000	509,280
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/37	500,000	504,522
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	3,900,000	3,821,026
Forest Grove Rev., (Pacific University), 5.00%, 3/1/25	200,000	200,953
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,378,899
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	205,734
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	272,296
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	241,044
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	204,592
State of Oregon Department of Transportation Rev., 5.00%, 11/15/30	1,250,000	1,423,276
State of Oregon Department of Transportation Rev., 5.00%, 11/15/33	630,000	731,494
State of Oregon Department of Transportation Rev., 5.00%, 11/15/35	3,710,000	4,304,079
State of Oregon Department of Transportation Rev., 5.00%, 11/15/36	2,900,000	3,351,822
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(2)	500,000	542,400
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(2)	500,000	542,322
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(2)	500,000	543,922
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(2)	600,000	648,724
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(2)	800,000	855,111
		21,281,496
Pennsylvania — 4.5%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,246,809
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,025,642
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	606,720

Bucks County Water & Sewer Authority Rev., 4.00%, 12/1/42 (AGM)	2,750,000	2,760,272
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,677,985
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	4,000,000	4,276,674
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	6,325,000	6,748,034
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,060,634
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,116,309
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,171,382
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,225,165
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,283,657
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,056,627
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,571,227
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,325,897
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,030,913
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	959,958
Luzerne County Industrial Development Authority Rev., (County of Luzerne PA), 5.00%, 12/15/27 (AGM)	1,000,000	1,023,245
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	580,417
Pennsylvania COP, 5.00%, 7/1/29	600,000	645,607
Pennsylvania COP, 5.00%, 7/1/30	750,000	803,645
Pennsylvania COP, 5.00%, 7/1/31	850,000	908,098
Pennsylvania COP, 5.00%, 7/1/35	450,000	476,474
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,090,837
Pennsylvania GO, 5.00%, 8/15/25	12,000,000	12,286,237
Pennsylvania GO, 4.00%, 2/1/32	6,200,000	6,272,089
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	945,000	948,903
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,018,888
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,015,869
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	1,860,965
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,006,490
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	7,210,000	8,322,229
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/34	2,000,000	2,283,569
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	500,000	569,715
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	593,088
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,115,262
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,041,499
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/27 (AGM)	1,000,000	1,060,583
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/29 (AGM)	1,465,000	1,563,048
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/30 (AGM)	2,960,000	3,153,828
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/31 (AGM)	1,610,000	1,713,469
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/32 (AGM)	1,800,000	1,915,309
Philadelphia Energy Authority Rev., (City of Philadelphia PA), 5.00%, 11/1/34	1,000,000	1,148,143
Philadelphia Energy Authority Rev., (City of Philadelphia PA), 5.00%, 11/1/35	1,000,000	1,142,474
Philadelphia Municipal Authority Rev., (City of Philadelphia PA), 5.00%, 4/1/26	1,750,000	1,808,816
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,280,000	1,485,071
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,500,000	1,745,847
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,255,377
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,803,644
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,627,678
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,733,708
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,077,933
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,934,223
Reading School District GO, 5.00%, 3/1/28 (AGM), (ST AID WITHHLDG)	1,025,000	1,074,970

Reading School District GO, 5.00%, 3/1/35 (AGM), (ST AID WITHHLDG)	2,000,000	2,077,812
Reading School District GO, 5.00%, 3/1/37 (AGM), (ST AID WITHHLDG)	1,500,000	1,550,515
Reading School District GO, 5.00%, 3/1/38 (AGM), (ST AID WITHHLDG)	1,500,000	1,542,678
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	2,200,000	2,291,464
School District of Philadelphia GO, 5.00%, 9/1/27 (ST AID WITHHLDG)	500,000	528,746
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	475,000	510,004
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	5,000,000	5,185,186
School District of Philadelphia GO, 5.00%, 9/1/29 (ST AID WITHHLDG)	1,225,000	1,309,385
School District of Philadelphia GO, 5.00%, 9/1/30 (ST AID WITHHLDG)	3,000,000	3,193,603
School District of Philadelphia GO, 5.00%, 9/1/33 (ST AID WITHHLDG)	1,625,000	1,715,236
Scranton GO, 5.00%, 11/15/28 (AGM)	1,545,000	1,658,561
Scranton GO, 5.00%, 11/15/29 (AGM)	1,875,000	2,038,586
Scranton GO, 5.00%, 11/15/30 (AGM)	920,000	1,009,889
Scranton GO, 5.00%, 11/15/31 (AGM)	1,675,000	1,852,614
Scranton GO, 5.00%, 11/15/32 (AGM)	1,520,000	1,673,895
Scranton School District GO, 5.00%, 12/1/32 (BAM), (ST AID WITHHLDG)	1,000,000	1,051,340
Scranton School District GO, 5.00%, 12/1/34 (BAM), (ST AID WITHHLDG)	1,650,000	1,729,432
Scranton School District GO, 5.00%, 12/1/35 (BAM), (ST AID WITHHLDG)	750,000	785,607
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,840,685
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25 (ST AID WITHHLDG)	4,000,000	4,057,226
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	4,500,000	5,332,854
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/36	365,000	357,727
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	348,415
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	469,982
		166,362,594
Puerto Rico — 0.2%
Puerto Rico GO, VRN, 0.00%, 11/1/51	3,268,449	1,720,022
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	15,000,000	3,681,184
		5,401,206
Rhode Island — 0.4%
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/27 (AGM)	1,635,000	1,735,524
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/29 (AGM)	1,810,000	1,911,262
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/32 (AGM)	2,000,000	2,092,801
Providence Public Building Authority Rev., (City of Providence RI), 4.00%, 9/15/33 (AGM)	5,620,000	5,719,596
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/40 (AGC)	1,100,000	1,238,089
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/41 (AGC)	1,000,000	1,118,751
		13,816,023
South Carolina — 1.2%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.00%, 11/1/30	365,000	353,969
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	1,000,000	919,815
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,200,137
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,133,695
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,578,956
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,751,683
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,118,446
Greenville County School District Rev., 5.00%, 12/1/25	2,500,000	2,574,587
Greenville County School District Rev., 5.00%, 12/1/26	5,000,000	5,267,297
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,178,999
Myrtle Beach Tax Allocation, (City of Myrtle Beach SC Myrtle Beach Air Force Redevelopment Project Area), 5.00%, 10/1/26	450,000	467,634
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	8,250,000	8,915,192
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.00%, 11/1/26(2)	520,000	498,214
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.625%, 11/1/31(2)	1,000,000	883,763

Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	1,000,000	823,181
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/26, Prerefunded at 100% of Par(1)	3,750,000	3,804,269
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.00%, 11/1/34	6,930,000	8,025,627
		44,495,464
Tennessee — 0.8%
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	1,530,000	1,718,011
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	1,820,000	1,958,878
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/33 (BAM)	650,000	734,383
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/34 (BAM)	550,000	619,771
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/35 (BAM)	600,000	673,730
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/36 (BAM)	875,000	977,134
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/28	2,250,000	2,420,981
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/38 (AGM)	1,310,000	1,479,778
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/39 (AGM)	4,505,000	5,055,642
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	418,069
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	380,863
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	482,220
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	481,786
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	316,724
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	258,987
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	391,111
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	389,346
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	552,688
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	550,515
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	550,871
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.00%, 6/1/44(2)	1,250,000	1,288,032
Shelby County Health Educational & Housing Facilities Board Rev., (Baptist Memorial Health Care Obligated Group), VRN, 5.00%, 9/1/49	4,290,000	4,615,476
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	3,750,000	3,997,989
		30,312,985
Texas — 14.7%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,521,191
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,066,116
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,169,653
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,059,714
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,057,826
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/31 (PSF-GTD)	2,175,000	2,421,259
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/32 (PSF-GTD)	4,300,000	4,833,933
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/34 (PSF-GTD)	1,300,000	1,461,916
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,949,609
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,335,337
Austin Electric Utility Rev., 5.00%, 11/15/36	7,155,000	8,201,432
Austin Electric Utility Rev., 5.00%, 11/15/37	3,000,000	3,426,846
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,026,450
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	6,175,247
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	4,868,020
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,395,519

Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,231,535
Belton Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,020,274
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,137,297
Belton Independent School District GO, 4.00%, 2/15/47 (PSF-GTD)	3,100,000	3,028,999
Birdville Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,000,000	1,149,244
Central Texas Regional Mobility Authority Rev., 5.00%, 7/1/25, Prerefunded at 100% of Par(1)	2,000,000	2,037,184
Central Texas Turnpike System Rev., 5.00%, 8/15/37	10,305,000	10,336,229
Central Texas Turnpike System Rev., 5.00%, 8/15/42	10,540,000	10,571,941
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	9,345,000	10,127,556
Chambers County Justice Center Public Facilities Corp. Rev., (County of Chambers TX), 5.00%, 6/1/38	1,000,000	1,103,981
Clear Creek Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	3,500,000	4,056,132
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,137,331
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	517,474
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/31 (PSF-GTD)	3,290,000	3,701,354
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/32 (PSF-GTD)	1,800,000	2,042,925
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/33 (PSF-GTD)	1,600,000	1,808,296
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.25%, 8/15/28	1,000,000	1,016,310
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/32 (PSF-GTD)	1,655,000	1,877,107
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/33 (PSF-GTD)	2,750,000	3,147,093
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,130,468
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/26 (PSF-GTD)	500,000	517,354
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/28 (PSF-GTD)	910,000	980,003
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/30 (PSF-GTD)	800,000	887,090
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/31 (PSF-GTD)	565,000	633,054
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/33 (PSF-GTD)	460,000	510,706
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/34 (PSF-GTD)	1,320,000	1,461,081
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/35 (PSF-GTD)	385,000	425,059
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/36 (PSF-GTD)	560,000	616,777
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/38 (PSF-GTD)	265,000	290,057
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 4.00%, 4/1/43 (PSF-GTD)	1,650,000	1,652,080
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,146,381
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	2,710,000	3,091,204
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	3,910,000	4,460,003
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/38 (PSF-GTD)	1,000,000	1,136,241
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,525,652
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/36	6,965,000	7,819,667
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/37	1,000,000	1,131,851
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	1,000,000	1,127,209
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	4,000,000	4,460,550
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	1,500,000	1,686,826
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/41(6)	1,250,000	1,399,314
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/36	775,000	893,326
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/37	2,200,000	2,526,182
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,344,416
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,179,371
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,571,153
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,961,194
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	241,030
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	200,998
Denton Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,250,000	1,458,361
Denton Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,157,313
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,360,000	3,520,570
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,392,199
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,324,727
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/40 (BAM)(5)(6)	2,840,000	1,436,953

Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/41 (BAM)(5)(6)	3,000,000	1,434,746
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/42 (BAM)(5)(6)	7,400,000	3,350,104
Fort Bend Independent School District GO, 5.00%, 8/15/27 (PSF-GTD)	2,260,000	2,419,675
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	5,600,000	5,757,804
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AGM)	750,000	872,007
Fort Bend Toll Road Rev., 5.00%, 3/1/35 (AGM)	700,000	811,109
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AGM)	800,000	922,269
Fort Bend Toll Road Rev., 5.00%, 3/1/37 (AGM)	500,000	573,779
Fort Bend Toll Road Rev., 5.00%, 3/1/38 (AGM)	500,000	571,270
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,563,792
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,588,046
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,540,813
Frisco Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,500,000	1,726,814
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	8,365,000	8,504,377
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,740,360
Galveston Independent School District GO, 4.00%, 2/1/42 (PSF-GTD)	5,750,000	5,782,931
Galveston Wharves & Terminal Rev., 5.00%, 8/1/33	1,175,000	1,331,445
Galveston Wharves & Terminal Rev., 5.00%, 8/1/34	2,215,000	2,499,565
Galveston Wharves & Terminal Rev., 5.00%, 8/1/35	2,590,000	2,905,750
Galveston Wharves & Terminal Rev., 5.25%, 8/1/40	975,000	1,090,021
Galveston Wharves & Terminal Rev., 5.25%, 8/1/42	1,250,000	1,381,715
Galveston Wharves & Terminal Rev., 5.25%, 8/1/44	1,175,000	1,289,109
Garland Electric Utility System Rev., 5.00%, 3/1/32 (AGM)	800,000	904,327
Garland Electric Utility System Rev., 5.00%, 3/1/34 (AGM)	600,000	683,038
Garland Electric Utility System Rev., 5.00%, 3/1/35 (AGM)	960,000	1,089,101
Garland Electric Utility System Rev., 5.00%, 3/1/37 (AGM)	830,000	931,385
Garland Electric Utility System Rev., 5.00%, 3/1/39 (AGM)	525,000	581,684
Georgetown Utility System Rev., 5.00%, 8/15/33 (BAM)	1,025,000	1,170,864
Georgetown Utility System Rev., 5.00%, 8/15/34 (BAM)	2,130,000	2,422,315
Georgetown Utility System Rev., 5.00%, 8/15/35 (BAM)	700,000	793,369
Georgetown Utility System Rev., 5.00%, 8/15/36 (BAM)	560,000	630,923
Gregory-Portland Independent School District GO, 5.00%, 2/15/31 (PSF-GTD)	6,250,000	7,098,593
Gregory-Portland Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	6,240,000	7,171,283
Harris County Rev., (County of Harris TX Toll Road Rev.), 5.00%, 8/15/27	1,500,000	1,530,402
Harris County Rev., (County of Harris TX Toll Road Rev.), 5.00%, 8/15/28	1,000,000	1,019,795
Harris County Rev., (County of Harris TX Toll Road Rev.), 5.00%, 8/15/29	1,000,000	1,019,512
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine), 5.00%, 5/15/29	4,000,000	4,371,811
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	630,000	630,944
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,670,416
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	1,002,107
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/54	2,250,000	2,449,327
Harris County Flood Control District Rev., (County of Harris TX), 4.00%, 10/1/37	5,025,000	5,076,273
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	701,549
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	762,326
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,002,967
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	511,334
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,305,236
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,002,033
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	485,785
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,001,551
Harris Toll Road Rev., 5.00%, 8/15/33	4,000,000	4,693,454

Harris Toll Road Rev., 5.00%, 8/15/34	2,670,000	3,117,494
Hays Consolidated Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,200,000	1,379,093
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,044,827
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,297,499
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	2,057,326
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,223,410
Houston GO, 5.25%, 3/1/39	2,000,000	2,266,505
Houston GO, 5.25%, 3/1/40	1,145,000	1,288,891
Houston GO, 5.25%, 3/1/42	2,750,000	3,065,288
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	426,899
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	970,645
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,053,157
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	711,072
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,398,296
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	3,084,845
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,298,257
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,522,821
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,011,781
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	254,328
Irving Independent School District GO, 5.00%, 2/15/33 (PSF-GTD)	1,500,000	1,736,673
Jacksboro Independent School District GO, VRN, 4.00%, 2/15/48 (PSF-GTD)	3,160,000	3,291,519
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	619,650
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	1,026,861
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,022,585
Katy Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	1,018,317
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,421,693
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	5,700,000	5,716,732
Midland Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,000,000	4,134,689
Midland Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	5,000,000	5,142,893
New Caney Independent School District GO, 5.00%, 2/15/33 (PSF-GTD)	1,350,000	1,568,717
New Caney Independent School District GO, 5.00%, 2/15/34 (PSF-GTD)	1,425,000	1,659,961
New Caney Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	600,000	696,694
New Caney Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,153,934
New Caney Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	500,000	573,529
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	732,901
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	478,872
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	516,115
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,060,931
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,060,931
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,060,931
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,670,000	1,771,755
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,675,683
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	7,825,000	8,248,025
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/31	11,415,000	11,478,328
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	6,965,000	6,951,295
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,571,695
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	2,083,075
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax Rev.), 5.25%, 8/15/39 (BAM)	1,000,000	1,121,587

Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax Rev.), 5.25%, 8/15/42 (BAM)	1,000,000	1,106,571
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,489,546
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,529,002
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	812,666
Pasadena Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	1,012,328
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	4,695,000	4,766,856
Richardson Independent School District GO, 5.00%, 2/15/25 (PSF-GTD)	500,000	504,788
Richardson Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	1,000,000	1,034,164
Richardson Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	750,000	793,618
Richardson Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	500,000	540,237
Richardson Independent School District GO, 5.00%, 2/15/29 (PSF-GTD)	650,000	716,327
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,286,513
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,390,299
San Antonio GO, 4.00%, 2/1/39	2,000,000	2,064,101
San Antonio GO, 4.00%, 2/1/40	2,000,000	2,052,200
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,527,982
San Antonio GO, 4.00%, 2/1/42	2,220,000	2,244,999
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/32(6)	1,000,000	1,138,630
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/33(6)	1,500,000	1,724,234
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/44	1,000,000	1,124,391
State of Texas GO, 5.00%, 10/1/29	10,000,000	10,236,810
State of Texas GO, 5.00%, 8/1/37	1,000,000	1,016,269
State of Texas GO, 5.00%, 8/1/40	5,245,000	5,316,148
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	4,840,000	4,985,939
Tarrant County Hospital District GO, 4.00%, 8/15/43	2,500,000	2,500,924
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,604,885
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	2,010,468
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	2,590,000	2,679,228
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,705,972
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,641,318
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	1,300,000	1,309,998
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,200,000	1,206,036
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.00%, 12/31/35	4,120,000	4,419,159
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,517,839
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	7,000,000	7,550,711
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/34	6,000,000	6,986,356
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/35	4,820,000	5,585,232
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/41	10,000,000	9,913,390
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	15,000,000	15,555,543
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,517,382
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,374,114
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/35	1,025,000	1,167,512
Upper Trinity Regional Water District Rev., 5.00%, 8/1/40 (BAM)	1,000,000	1,113,647
Upper Trinity Regional Water District Rev., 5.00%, 8/1/41 (BAM)	1,030,000	1,138,279
Upper Trinity Regional Water District Rev., 5.00%, 8/1/42 (BAM)	850,000	936,370
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/33	720,000	731,622
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,255,000	1,266,439
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,570,000	1,591,828
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/35	3,950,000	3,984,421
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/36	4,100,000	4,130,919
		540,309,170
Utah — 0.3%
Intermountain Power Agency Rev., 5.00%, 7/1/26	3,000,000	3,133,579
Intermountain Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,136,518

Intermountain Power Agency Rev., 5.00%, 7/1/36	2,000,000	2,272,059
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/29 (BAM)	600,000	657,347
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/31 (BAM)	600,000	671,636
Utah Transit Authority Rev., 5.00%, 6/15/30	1,000,000	1,128,723
Utah Transit Authority Rev., 5.00%, 6/15/31	750,000	858,574
Utah Transit Authority Rev., 5.00%, 6/15/32	1,000,000	1,157,762
		12,016,198
Vermont — 0.1%
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	750,564
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,106,702
		4,857,266
Virginia — 1.1%
Arlington County Industrial Development Authority Rev., (Virginia Hospital Center Arlington Health System Obligated Group), VRN, 5.00%, 7/1/53	4,000,000	4,368,423
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	1,670,000	1,772,973
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	6,800,000	7,793,412
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,687,354
Lexington Industrial Development Authority Rev., (Lexington Retirement Community Obligated Group), 4.00%, 1/1/31	675,000	678,401
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	3,775,000	3,723,312
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(2)	600,000	608,597
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	1,500,000	1,510,514
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	719,453
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	5,960,000	6,201,495
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/28	2,500,000	2,704,091
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,004,342
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,223,956
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	3,912,527
		40,908,850
Washington — 3.1%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,156,892
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	15,016,063
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	2,500,000	2,784,165
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	5,795,000	6,633,715
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,607,402
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/33	1,175,000	1,362,344
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/34	1,325,000	1,531,207
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/35	1,000,000	1,146,983
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/36	1,750,000	2,000,124
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/39(6)	1,090,000	1,253,711
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/40(6)	2,000,000	2,286,046
Seattle Municipal Light & Power Rev., VRN, 3.17%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,710,536
State of Washington GO, 5.00%, 6/1/27	9,295,000	9,910,667
State of Washington GO, 5.00%, 7/1/27	10,000,000	10,070,306
State of Washington GO, 5.00%, 2/1/30	9,000,000	9,279,509
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,512,145
State of Washington GO, 5.00%, 2/1/34	10,865,000	12,246,499
State of Washington GO, 4.00%, 7/1/39	3,730,000	3,857,046
State of Washington GO, 5.00%, 8/1/40	1,250,000	1,430,127
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,509,692
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 8/1/36	5,795,000	6,162,640
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	5,815,000	5,857,559
		114,325,378

West Virginia — 0.2%
Ohio County Tax Allocation, (Ohio WV Fort Henry Centre Tax Increment Financing District No. 1), 5.25%, 6/1/44	750,000	789,917
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.00%, 9/1/40 (AGM)	1,500,000	1,637,907
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.125%, 9/1/42 (AGM)	4,000,000	4,412,805
		6,840,629
Wisconsin — 1.6%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	604,895
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	731,673
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	783,289
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	792,895
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	325,497
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/31(2)	1,290,000	1,406,068
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/32(2)	1,610,000	1,765,099
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/33(2)	1,955,000	2,156,784
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(2)	3,000,000	3,302,517
Public Finance Authority Rev., (CHF - Manoa LLC), 5.50%, 7/1/43(2)	2,145,000	2,344,329
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	980,295
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,687,650
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	2,810,722
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	2,951,428
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,055,568
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)(2)	10,000	10,007
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(2)	85,000	84,410
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)(2)	25,000	26,942
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(2)	65,000	72,609
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)	475,000	494,189
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(2)	20,000	21,706
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(2)	35,000	37,986
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(2)	1,675,000	1,735,064
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(2)	980,000	923,162
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	1,215,000	1,079,103
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/46	1,100,000	905,067
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,967,476
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41(2)	1,500,000	1,378,185
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	6,415,000	7,013,154
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	8,100,000	8,855,872
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	4,650,000	5,213,645
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(2)	3,580,000	3,588,560
		58,105,846
TOTAL MUNICIPAL SECURITIES (Cost $3,637,569,994)		3,682,568,147
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $137,539)	137,525	137,539
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,637,707,533)		3,682,705,686
OTHER ASSETS AND LIABILITIES — 0.1%		3,783,565
TOTAL NET ASSETS — 100.0%		$3,686,489,251

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	453	December 2024	$94,018,735	$(121,211)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	200	December 2024	$23,487,500	$144,923
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
Q-SBLF	–	Qualified School Board Loan Fund
SBBPA	–	Standby Bond Purchase Agreement
SD CRED PROG	–	School District Credit Enhancement Program
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $142,014,872, which represented 3.9% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,682,568,147	—
Short-Term Investments	$137,539	—	—
	$137,539	$3,682,568,147	—
Other Financial Instruments
Futures Contracts	$144,923	—	—
Liabilities
Other Financial Instruments
Futures Contracts	$121,211	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.